INFORMATION ABOUT COMPONENTS OF EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries
Summary of subsidiaries whose non-controlling interest are significant

Name	06/30/2026	06/30/2025
Rizobacter Argentina S.A.	20%	20%
Insumos Agroquimicos S.A.	38.68%	38.68%

Rizobacter Argentina S.A.
Disclosure of subsidiaries
Summarized financial information

Summary financial statements:

	06/30/2026	06/30/2025
Current assets	137,800,201	198,279,028
Non-current assets	149,889,003	197,805,099
Total assets	287,689,204	396,084,127

Current liabilities	100,360,308	182,516,237
Non-current liabilities	119,146,188	121,291,077
Total liabilities	219,506,496	303,807,314

Equity attributable to controlling interest	68,182,425	92,276,497
Equity attributable to non-controlling interest	283	316
Total equity	68,182,708	92,276,813

Total liabilities and equity	287,689,204	396,084,127

Summary statements of comprehensive income or loss

	06/30/2026	06/30/2025	06/30/2024
Revenues	204,782,187	197,827,605	303,870,411
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	—	—
Cost of sales	(135,359,546)	(123,358,412)	(194,869,433)
Gross margin	69,863,782	74,469,193	109,000,978

Changes in the net realizable value of agricultural products after harvest	(346,277)	26,388	(2,468,693)
Research and development expenses	(7,075,583)	(3,123,919)	(3,341,318)
Selling, general and administrative expenses	(54,019,584)	(64,711,783)	(65,215,877)
Share of profit or loss of joint ventures and associates	(1,574,539)	(1,807,263)	716,168
Other income	2,392,051	(759,008)	(947,068)
Operating profit	9,239,850	4,093,608	37,744,190

Financial results	(29,939,506)	(14,078,506)	(14,275,961)
Profit before taxes	(20,699,656)	(9,984,898)	23,468,229

Income tax expense	(4,799,100)	1,145,775	(8,216,712)
Result for the year	(25,498,756)	(8,839,123)	15,251,517

Foreign exchange differences on translation of foreign operations	400,629	(517,387)	(1,495,976)
Revaluation of property, plant and equipment, net of tax	2,562,786	—	—
Total comprehensive result	(22,535,341)	(9,356,510)	13,755,541

Insumos Agroquimicos S.A.
Disclosure of subsidiaries
Summarized financial information

Summary financial statements:

	06/30/2026	06/30/2025
Current assets	35,197,061	44,995,363
Non-current assets	3,481,251	4,982,874
Total assets	38,678,312	49,978,237

Current liabilities	34,511,963	43,934,269
Non-current liabilities	53,152	98,071
Total liabilities	34,565,115	44,032,340

Total equity	4,113,197	5,945,897

Total liabilities and equity	38,678,312	49,978,237

Summary statements of comprehensive income or loss

	06/30/2026	06/30/2025	06/30/2024
Revenues	28,987,430	40,926,498	57,959,538
Cost of sales	(22,598,928)	(31,554,081)	(44,575,216)
Gross margin	6,388,502	9,372,417	13,384,322

Selling, general and administrative expenses	(6,996,659)	(9,517,827)	(9,360,140)
Other income or expenses, net	21,622	16,314	(9,723)
Operating profit	(586,535)	(129,096)	4,014,459

Financial results	(1,571,121)	(3,055,433)	(3,223,411)
Profit/(loss) before tax	(2,157,656)	(3,184,529)	791,048
Income tax	245,997	1,319,072	(85,586)
Profit/(loss) for the year	(1,911,659)	(1,865,457)	705,462

Revaluation of property, plant and equipment, net of tax	78,958	—	—
Total comprehensive result	(1,832,701)	(1,865,457)	705,462